OTHER INTANGIBLE ASSETS, NET (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Intangible Assets Gross	$ 17,552	$ 16,080
Intangible Assets Accumulated Amortization	9,172	5,770
Other intangible assets, net	8,380	10,310
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets Gross	9,845	9,929
Intangible Assets Accumulated Amortization	5,239	3,418
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets Gross	6,473	6,151
Intangible Assets Accumulated Amortization	3,882	2,352
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets Gross	1,234	0
Intangible Assets Accumulated Amortization	$ 51	$ 0